FAIR VALUE ELECTIONS	12 Months Ended
Dec. 31, 2021
Fair Value, Option, Aggregate Differences [Abstract]
FAIR VALUE ELECTIONS	FAIR VALUE ELECTIONS The Company may elect to report most financial instruments and certain other items at fair value on an instrument-by-instrument basis with changes in fair value reported in earnings, other than DVA (see below). The election is made upon the initial recognition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election may not otherwise be revoked once an election is made. The changes in fair value are recorded in current earnings. Movements in DVA are reported as a component of AOCI. Additional discussion regarding the applicable areas in which fair value elections were made is presented in Note 24.
The Company has elected fair value accounting for its mortgage servicing rights (MSRs). See Note 21 for additional details on Citi’s MSRs.
The following table presents the changes in fair value of those items for which the fair value option has been elected:

	Changes in fair value—gains (losses) for the years ended December 31,
In millions of dollars	2021	2020
Assets
Securities borrowed and purchased under agreements to resell	$(87)	$—
Trading account assets	59	(136)
Investments	—	—
Loans
Certain corporate loans	(171)	2,486
Certain consumer loans	—	1
Total loans	$(171)	$2,487
Other assets
MSRs	$43	$(204)
Certain mortgage loans HFS(1)	70	299
Total other assets	$113	$95
Total assets	$(86)	$2,446
Liabilities
Interest-bearing deposits	$(118)	$(154)
Securities loaned and sold under agreements to repurchase	66	(559)
Trading account liabilities	17	(1)
Short-term borrowings(2)	675	802
Long-term debt(2)	386	(2,700)
Total liabilities	$1,026	$(2,612)

(1)    Includes gains (losses) associated with interest rate lock commitments for those loans that have been originated and elected under the fair value option.
(2)     Includes DVA that is included in AOCI. See Notes 19 and 24.
Own Debt Valuation Adjustments (DVA)
Own debt valuation adjustments are recognized on Citi’s liabilities for which the fair value option has been elected using Citi’s credit spreads observed in the bond market. Changes in fair value of fair value option liabilities related to changes in Citigroup’s own credit spreads (DVA) are reflected as a component of AOCI. See Note 1 for additional information.
Among other variables, the fair value of liabilities for which the fair value option has been elected (other than non-recourse debt and similar liabilities) is impacted by the narrowing or widening of the Company’s credit spreads.
The estimated changes in the fair value of these non-derivative liabilities due to such changes in the Company’s own credit spread (or instrument-specific credit risk) were a gain of $296 million and a loss of $616 million for the years ended December 31, 2021 and 2020, respectively. Changes in fair value resulting from changes in instrument-specific credit risk were estimated by incorporating the Company’s current credit spreads observable in the bond market into the relevant valuation technique used to value each liability as described above.

The Fair Value Option for Financial Assets and Financial Liabilities

Selected Portfolios of Securities Purchased Under Agreements to Resell, Securities Borrowed, Securities Sold Under Agreements to Repurchase, Securities Loaned and Certain Uncollateralized Short-Term Borrowings
The Company elected the fair value option for certain portfolios of fixed income securities purchased under agreements to resell and fixed income securities sold under agreements to repurchase, securities borrowed, securities loaned and certain uncollateralized short-term borrowings held primarily by broker-dealer entities in the United States, the United Kingdom and Japan. In each case, the election was made because the related interest rate risk is managed on a portfolio basis, primarily with offsetting derivative instruments that are accounted for at fair value through earnings.
Changes in fair value for transactions in these portfolios are recorded in Principal transactions. The related interest revenue and interest expense are measured based on the contractual rates specified in the transactions and are reported as Interest revenue and Interest expense in the Consolidated Statement of Income.

Certain Loans and Other Credit Products
Citigroup has also elected the fair value option for certain other originated and purchased loans, including certain unfunded loan products, such as guarantees and letters of credit, executed by Citigroup’s lending and trading businesses. None of these credit products are highly leveraged financing commitments. Significant groups of transactions include loans and unfunded loan products that are expected to be either sold or securitized in the near term, or transactions where the economic risks are hedged with derivative instruments, such as purchased credit default swaps or total return swaps where the Company pays the total return on the underlying loans to a third party. Citigroup has elected the fair value option to mitigate accounting mismatches in cases where hedge accounting is complex and to achieve operational simplifications. Fair value was not elected for most lending transactions across the Company.

The following table provides information about certain credit products carried at fair value:

	December 31, 2021		December 31, 2020
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$9,530	$6,082	$8,063	$6,854
Aggregate unpaid principal balance in excess of (less than) fair value	(100)	226	(915)	(14)
Balance of non-accrual loans or loans more than 90 days past due	—	1	—	4
Aggregate unpaid principal balance in excess of (less than) fair value for non-accrual loans or loans more than 90 days past due	—	—	—	—

In addition to the amounts reported above, $719 million and $1,068 million of unfunded commitments related to certain credit products selected for fair value accounting were outstanding as of December 31, 2021 and 2020, respectively.
Changes in the fair value of funded and unfunded credit products are classified in Principal transactions in Citi’s Consolidated Statement of Income. Related interest revenue is measured based on the contractual interest rates and reported as Interest revenue on Trading account assets or loan interest depending on the balance sheet classifications of the credit products. The changes in fair value for the years ended December 31, 2021 and 2020 due to instrument-specific credit risk totaled to a loss of $21 million and $16 million, respectively.

Certain Investments in Unallocated Precious Metals
Citigroup invests in unallocated precious metals accounts (gold, silver, platinum and palladium) as part of its commodity and foreign currency trading activities or to economically hedge certain exposures from issuing structured liabilities. Under ASC 815, the investment is bifurcated into a debt host contract and a commodity forward derivative instrument. Citigroup elects the fair value option for the debt host contract, and reports the debt host contract within Trading account assets on the Company’s Consolidated Balance Sheet. The total carrying amount of debt host contracts across unallocated precious metals accounts was approximately $0.3 billion and $0.5 billion at December 31, 2021 and 2020, respectively. The amounts are expected to fluctuate based on trading activity in future periods.
As part of its commodity and foreign currency trading activities, Citi trades unallocated precious metals investments and executes forward purchase and forward sale derivative contracts with trading counterparties. When Citi sells an unallocated precious metals investment, Citi’s receivable from its depository bank is repaid and Citi derecognizes its investment in the unallocated precious metal. The forward purchase or sale contract with the trading counterparty indexed to unallocated precious metals is accounted for as a derivative, at fair value through earnings. As of December 31, 2021, there were approximately $15.2 billion and $10.5 billion of notional amounts of such forward purchase and forward sale derivative contracts outstanding, respectively.

Certain Investments in Private Equity and Real Estate Ventures
Citigroup invests in private equity and real estate ventures for the purpose of earning investment returns and for capital appreciation. The Company has elected the fair value option for certain of these ventures, because such investments are considered similar to many private equity or hedge fund activities in Citi’s investment companies, which are reported at fair value. The fair value option brings consistency in the accounting and evaluation of these investments. All investments (debt and equity) in such private equity and real estate entities are accounted for at fair value. These investments are classified as Investments on Citigroup’s Consolidated Balance Sheet.
Changes in the fair values of these investments are classified in Other revenue in the Company’s Consolidated Statement of Income.

Certain Mortgage Loans Held-for-Sale (HFS)
Citigroup has elected the fair value option for certain purchased and originated prime fixed-rate and conforming adjustable-rate first mortgage loans HFS. These loans are intended for sale or securitization and are hedged with derivative instruments. The Company has elected the fair value option to mitigate accounting mismatches in cases where hedge accounting is complex and to achieve operational simplifications.

The following table provides information about certain mortgage loans HFS carried at fair value:

In millions of dollars	December 31, 2021	December 31, 2020
Carrying amount reported on the Consolidated Balance Sheet	$3,035	$1,742
Aggregate fair value in excess of (less than) unpaid principal balance	70	91
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

The changes in the fair values of these mortgage loans are reported in Other revenue in the Company’s Consolidated Statement of Income. There was no net change in fair value during the years ended December 31, 2021 and 2020 due to instrument-specific credit risk. Related interest income continues to be measured based on the contractual interest rates and reported as Interest revenue in the Consolidated Statement of Income.
Certain Debt Liabilities
The Company has elected the fair value option for certain debt liabilities. The Company elected the fair value option because these exposures are considered to be trading-related positions and, therefore, they are managed on a fair value basis. These positions will continue to be classified as debt, deposits or derivatives classified as Trading account liabilities on the Company’s Consolidated Balance Sheet according to their legal form.

The following table provides information about the carrying value of notes carried at fair value, disaggregated by type of risk:

In billions of dollars	December 31, 2021	December 31, 2020
Interest rate linked	$38.9	$34.5
Foreign exchange linked	—	1.2
Equity linked	36.1	27.3
Commodity linked	3.9	1.4
Credit linked	3.7	2.6
Total	$82.6	$67.0

The portion of the changes in fair value attributable to changes in Citigroup’s own credit spreads (i.e., DVA) is reflected as a component of AOCI while all other changes in fair value are reported in Principal transactions. Changes in the fair value of these liabilities include accrued interest, which is also included in the change in fair value reported in Principal transactions.

Certain Non-Structured Liabilities
The Company has elected the fair value option for certain non-structured liabilities with fixed and floating interest rates. The Company has elected the fair value option where the interest rate risk of such liabilities may be economically hedged with derivative contracts or the proceeds are used to purchase financial assets that will also be accounted for at fair value through earnings. The elections have been made to mitigate accounting mismatches and to achieve operational simplifications. These positions are reported in Short-term borrowings and Long-term debt on the Company’s Consolidated Balance Sheet. The portion of the changes in fair value attributable to changes in Citigroup’s own credit spreads (i.e., DVA) is reflected as a component of AOCI while all other changes in fair value are reported in Principal transactions.
Interest expense on non-structured liabilities is measured based on the contractual interest rates and reported as Interest expense in the Consolidated Statement of Income.

The following table provides information about long-term debt carried at fair value:

In millions of dollars	December 31, 2021	December 31, 2020
Carrying amount reported on the Consolidated Balance Sheet	$82,609	$67,063
Aggregate unpaid principal balance in excess of (less than) fair value	(2,459)	(5,130)

The following table provides information about short-term borrowings carried at fair value:

In millions of dollars	December 31, 2021	December 31, 2020
Carrying amount reported on the Consolidated Balance Sheet	$7,358	$4,683
Aggregate unpaid principal balance in excess of (less than) fair value	(644)	68